UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SIB LLC
Address:         c/o The Millburn Corporation
                 1270 Avenue of the Americas
                 New York, New York 10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Kenneth P. Pearlman
Title:           Principal of SIB LLC
Phone:           305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman         Sunny Isles, Florida           January 25, 2012
------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $106,299
                                          (thousands)

List of Other Included Managers:                   None








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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
             --------              --------      --------    --------      --------         --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----     --------   ----------------    ----------    --------   ----------------


ABB LTD                         SPONSORED ADR   000375204     3,012     159,950 SH           Sole          N/A          159,950

AMERICAN AXLE & MFG HLDGS IN         COM        024061103     1,851     187,200 SH           Sole          N/A          187,200

AMERICAN EAGLE OUTFITTERS NE         COM        02553E106     4,156     271,843 SH           Sole          N/A          271,843

CARMAX INC                           COM        143130102     2,661      87,288 SH           Sole          N/A           87,288

CARNIVAL CORP                     PAIRED CTF    143658300     1,905      58,350 SH           Sole          N/A           58,350

CARTER INC                           COM        146229109     4,189     105,230 SH           Sole          N/A          105,230

COACH INC                            COM        189754104     6,189     101,400 SH           Sole          N/A          101,400

DICKS SPORTING GOODS INC             COM        253393102     2,545      69,010 SH           Sole          N/A           69,010

FRESH MKT INC                        COM        35804H106        40       1,000 SH           Sole          N/A            1,000

HEARTLAND EXPRESS INC                COM        422347104     3,878     271,392 SH           Sole          N/A          271,392

HUNT J B TRANS SVCS INC              COM        445658107     9,589     212,760 SH           Sole          N/A          212,760

KNIGHT TRANSN INC                    COM        499064103     5,702     364,577 SH           Sole          N/A          364,577

LENNAR CORP                          CL A       526057104       114       5,800 SH           Sole          N/A            5,800

LOWES COS INC                        COM        548661107     3,383     133,300 SH           Sole          N/A          133,300

LULULEMON ATHLETICA INC              COM        550021109    10,128     217,056 SH           Sole          N/A          217,056

OLD DOMINION FGHT LINES INC          COM        679580100     8,424     207,857 SH           Sole          N/A          207,857

PULTE GROUP INC                      COM        745867101       297      46,995 SH           Sole          N/A           46,995

QUANTA SVCS INC                      COM        74762E102     6,609     306,808 SH           Sole          N/A          306,808

RYANAIR HLDGS PLC               SPONSORED ADR   783513104     7,921     284,318 SH           Sole          N/A          284,318

SAFE BULKERS INC                     COM        Y7388L103       695     116,000 SH           Sole          N/A          116,000

SOUTHWESTERN ENERGY CO               COM        845467109     4,967     155,502 SH           Sole          N/A          155,502

STAPLES INC                          COM        855030102     1,755     126,345 SH           Sole          N/A          126,345

TEAVANA HLDGS INC                    COM        87819P102     2,609     138,905 SH           Sole          N/A          138,905

TEXAS ROADHOUSE INC                  COM        882681109     3,596     241,330 SH           Sole          N/A          241,330

THOR INDS INC                        COM        885160101     1,631      59,460 SH           Sole          N/A           59,460

TOLL BROTHERS INC                    COM        889478103     1,494      73,140 SH           Sole          N/A           73,140

URBAN OUTFITTERS INC                 COM        917047102     6,959     252,505 SH           Sole          N/A          252,505

                             TOTAL                          106,299
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